EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(US $ millions, except share and per share information, unless otherwise noted)	2017	2016
Earnings available to common shareholders	$436	$183
Common shares (millions):
Weighted average number of common shares outstanding	86.2	85.6
Dilutive stock options(1)	0.4	0.5
Diluted number of common shares	86.6	86.1
Earnings per common share:
Basic	$5.06	$2.14
Diluted	5.03	2.13
(1)Applicable if dilutive and when the weighted average daily closing share price for the year was greater than the exercise price for stock options. At year-end, there were 0.1 million stock options (December 31, 2016 – 0.5 million) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.